Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 100	$ 68
Prepayments	71	49
Other receivables	41	40
Total prepaid expenses and other current assets	$ 212	$ 157